Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Other Property, Plant and Equipment
Gross other property, plant and equipment	$ 6,574,000		$ 6,574,000		$ 5,430,000
Less: Accumulated depreciation and amortization	(2,711,000)		(2,711,000)		(1,986,000)
Net other property, plant and equipment	3,863,000		3,863,000		3,444,000
Depreciation and amortization of other property, plant and equipment	300,000	200,000	800,000	600,000
Minimum
Other Property, Plant and Equipment
Estimated useful lives			3 years
Maximum
Other Property, Plant and Equipment
Estimated useful lives			10 years
Leasehold improvements
Other Property, Plant and Equipment
Gross other property, plant and equipment	1,116,000		1,116,000		1,060,000
Furniture, fixtures, computers and software
Other Property, Plant and Equipment
Gross other property, plant and equipment	3,341,000		3,341,000		2,491,000
Vehicles
Other Property, Plant and Equipment
Gross other property, plant and equipment	988,000		988,000		835,000
Aircraft
Other Property, Plant and Equipment
Gross other property, plant and equipment	910,000		910,000		910,000
Other
Other Property, Plant and Equipment
Gross other property, plant and equipment	$ 219,000		$ 219,000		$ 134,000